Other Comprehensive Income	12 Months Ended
Dec. 31, 2011
Other Comprehensive Income [Abstract]
OTHER COMPREHENSIVE INCOME

NOTE 14 – OTHER COMPREHENSIVE INCOME

The components of other comprehensive income and related tax effects are as follows for the years ended December 31:

(Dollars in thousands)	2011	2010	2009
Unrealized holding gains (losses) on available-for-sale securities	$1,081	$(148)	$1,482
Less reclassification adjustment for securities gains recognized in income	(237)	(148)	(82)

Net unrealized holding gains (losses)	844	(296)	1,400
Federal income tax provision (benefit)	287	(101)	476

Other comprehensive income (loss)	$557	$(195)	$924